SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund

June 30, 2025 (Unaudited)
Principal Amount		Value
Corporate Bonds — 43.6%
Communications — 1.1%
$1,000,000	T-Mobile USA, Inc., 2.25%, 2/15/26	$984,815

Consumer, Cyclical — 5.8%
400,000	American Honda Finance Corp., (SOFR RATE + 0.720%), GMTN, 5.07%, 10/22/27(a)	399,658
290,000	BMW US Capital LLC, 4.65%, 8/13/26(b)	291,045
150,000	Daimler Truck Finance North America LLC, 5.13%, 9/25/27(b)	152,130
865,000	General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 5.42%, 2/26/27(a)	862,797
655,000	Hyundai Capital America, 4.88%, 6/23/27(b)	658,717
300,000	Hyundai Capital America, 5.30%, 3/19/27(b)	303,365
1,000,000	Hyundai Capital America, (SOFR RATE + 1.120%), 5.53%, 6/23/27(a),(b)	1,000,911
500,000	Toyota Motor Credit Corp., GMTN, 4.55%, 8/7/26	501,783
450,000	Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(b)	450,855
425,000	Volkswagen Group of America Finance LLC, 5.40%, 3/20/26(b)	426,641
		5,047,902
Consumer, Non-cyclical — 3.3%
485,000	HCA, Inc., 5.00%, 3/1/28	491,969
500,000	HCA, Inc., 5.38%, 9/1/26	502,614
750,000	Kroger Co. (The), 2.65%, 10/15/26	734,895
860,000	Mars, Inc., 4.45%, 3/1/27(b)	863,576
320,000	Solventum Corp., 5.45%, 2/25/27(b)	324,384
		2,917,438
Financial — 28.9%
750,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/26	730,726
1,000,000	Athene Global Funding, 2.95%, 11/12/26(b)	979,601
1,500,000	Bank of America Corp., 5.08%, 1/20/27(c)	1,504,383
500,000	Barclays Plc, 5.30%, 8/9/26(c)	500,241
1,305,000	Charles Schwab Corp. (The), (SOFR Index + 1.050%), 5.44%, 3/3/27(a)	1,314,041
1,000,000	Citigroup, Inc., 1.46%, 6/9/27(c)	971,729
1,000,000	Citigroup, Inc., (SOFR RATE + 0.770%), 5.16%, 6/9/27(a)	1,000,623
750,000	Citizens Bank NA, 3.75%, 2/18/26	745,372
110,000	Comerica, Inc., 5.98%, 1/30/30(c)	112,653
360,000	Credit Agricole SA, 1.25%, 1/26/27(b),(c)	353,168
430,000	Deutsche Bank AG, 5.71%, 2/8/28(c)	437,197
750,000	Goldman Sachs Group, Inc. (The), Series VAR, 1.09%, 12/9/26(c)	738,374
900,000	Goldman Sachs Group, Inc. (The), 4.94%, 4/23/28(c)	907,467
550,000	Goldman Sachs Group, Inc. (The), 5.80%, 8/10/26(c)	550,699
1,000,000	HSBC Holdings Plc, 1.59%, 5/24/27(c)	973,484
500,000	HSBC Holdings Plc, 4.29%, 9/12/26(c)	499,541
900,000	HSBC Holdings Plc, 5.60%, 5/17/28(c)	917,208

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$1,000,000	JPMorgan Chase & Co., 1.04%, 2/4/27(c)	$979,398
150,000	JPMorgan Chase & Co., 5.04%, 1/23/28(c)	151,610
575,000	KeyBank NA, 4.15%, 8/8/25	574,210
1,000,000	Lloyds Banking Group Plc, 4.72%, 8/11/26(c)	999,896
575,000	Manufacturers & Traders Trust Co., 4.65%, 1/27/26	574,757
515,000	Met Tower Global Funding, 4.00%, 10/1/27(b)	512,220
1,000,000	Morgan Stanley, 1.59%, 5/4/27(c)	975,926
500,000	Morgan Stanley, 5.05%, 1/28/27(c)	501,454
475,000	New York Life Global Funding, 3.90%, 10/1/27(b)	472,150
775,000	Nomura Holdings, Inc., 5.10%, 7/3/25	775,000
540,000	PNC Bank NA, 4.54%, 5/13/27(c)	540,425
750,000	Realty Income Corp., REIT, 4.45%, 9/15/26	751,688
900,000	Toronto-Dominion Bank (The), (SOFR RATE + 0.910%), GMTN, 5.30%, 6/2/28(a)	901,845
1,000,000	UBS Group AG, 4.70%, 8/5/27(b),(c)	1,001,800
1,000,000	Wells Fargo & Co., MTN, 3.20%, 6/17/27(c)	987,946
1,170,000	Wells Fargo & Co., GMTN, 3.53%, 3/24/28(c)	1,154,525
		25,091,357
Technology — 0.8%
500,000	Synopsys, Inc., 4.55%, 4/1/27	502,537
155,000	Western Digital Corp., 4.75%, 2/15/26	154,619
		657,156
Utilities — 3.7%
285,000	Consolidated Edison Co. of New York, Inc., (SOFR Index + 0.520%), 4.89%, 11/18/27(a)	284,610
1,000,000	Duke Energy Corp., 2.65%, 9/1/26	981,280
570,000	Georgia Power Co., (SOFR Index + 0.280%), 4.68%, 9/15/26(a)	568,812
400,000	NextEra Energy Capital Holdings, Inc., 4.85%, 2/4/28	405,623
1,000,000	NextEra Energy Capital Holdings, Inc., 4.95%, 1/29/26	1,002,231
		3,242,556

Total Corporate Bonds		37,941,224
(Cost $37,841,405)
Asset Backed Securities — 34.7%
135,234	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29(b)	135,435
125,000	Affirm Asset Securitization Trust, Series 2024-X2, Class C, 5.62%, 12/17/29(b)	125,360
815,000	Ally Auto Receivables Trust, Series 2023-A, Class C, 6.08%, 1/17/34(b)	826,315
259,091	AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A2, 6.19%, 4/19/27	259,512
388,001	Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28(b)	386,408
825,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class C, 6.27%, 1/22/29(b)	835,243
500,000	ARI Fleet Lease Trust, Series 2023-A, Class C, 6.03%, 2/17/32(b)	508,485

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$375,000	ARI Fleet Lease Trust, Series 2025-A, Class A2, 4.38%, 1/17/34(b)	$375,308
250,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.68%, 8/20/26(b)	249,475
875,000	Carmax Auto Owner Trust, Series 2021-4, Class D, 1.48%, 3/15/28	857,082
88,330	Carmax Auto Owner Trust, Series 2022-2, Class A3, 3.49%, 2/16/27	88,080
245,373	Carmax Auto Owner Trust, Series 2022-4, Class A3, 5.34%, 8/16/27	246,075
30,406	CarMax Auto Owner Trust, Series 2022-1, Class A3, 1.47%, 12/15/26	30,242
255,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, 7/17/28	249,638
200,000	Carmax Select Receivables Trust, Series 2024-A, Class A3, 5.40%, 11/15/28	202,158
210,365	Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41%, 9/10/27(b)	210,696
355,000	Daimler Trucks Retail Trust, Series 2022-1, Class A4, 5.39%, 1/15/30	355,578
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(b)	504,650
78,627	Dell Equipment Finance Trust, Series 2024-1, Class A2, 5.58%, 3/22/30(b)	78,788
40,220	DLLAA LLC, Series 2023-1A, Class A2, 5.93%, 7/20/26(b)	40,263
18,951	DLLAD LLC, Series 2021-1A, Class A3, 0.64%, 9/21/26(b)	18,884
624,248	DLLMT LLC, Series 2024-1A, Class A2, 5.08%, 2/22/27(b)	625,382
334,022	DT Auto Owner Trust, Series 2022-3A, Class C, 7.69%, 7/17/28(b)	336,250
831,871	Exeter Automobile Receivables Trust, Series 2021-3A, Class D, 1.55%, 6/15/27	817,645
318,933	Exeter Automobile Receivables Trust, Series 2022-1A, Class D, 3.02%, 6/15/28	315,909
119,253	Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92%, 12/15/28	119,266
282,907	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.32%, 5/15/28	284,278
750,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	763,314
250,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class B, 5.57%, 9/15/28	251,484
400,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48%, 8/15/30	404,030
170,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class B, 4.48%, 4/16/29	169,768
330,000	Ford Credit Auto Owner Trust, Series 2021-1, Class B, 1.61%, 10/17/33(b)	321,729
215,000	Ford Credit Auto Owner Trust, Series 2022-A, Class C, 2.14%, 7/15/29	212,427

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$490,000	Ford Credit Floorplan Master Owner Trust A, Series 2020-2, Class B, 1.32%, 9/15/27	$486,198
535,000	Ford Credit Floorplan Master Owner Trust A, Series 2020-2, Class C, 1.87%, 9/15/27	528,409
324,591	GM Financial Automobile Leasing Trust, Series 2023-1, Class B, 5.51%, 1/20/27	324,680
500,000	GM Financial Automobile Leasing Trust, Series 2023-1, Class C, 5.76%, 1/20/27	500,170
750,000	GM Financial Automobile Leasing Trust, Series 2023-2, Class A4, 5.09%, 5/20/27	750,628
320,913	GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A3, 4.66%, 2/16/28	321,091
600,000	GMF Floorplan Owner Revolving Trust, Series 2024-3A, Class B, 4.92%, 11/15/28(b)	602,737
290,000	Honda Auto Receivables Owner Trust, Series 2022-1, Class A4, 2.04%, 12/15/28	288,494
650,000	Honda Auto Receivables Owner Trust, Series 2022-2, Class A4, 3.76%, 12/18/28	647,270
439,055	Hpefs Equipment Trust, Series 2022-3A, Class C, 6.13%, 8/20/29(b)	439,497
83,596	HPEFS Equipment Trust, Series 2022-1A, Class D, 2.40%, 11/20/29(b)	83,457
207,809	HPEFS Equipment Trust, Series 2023-1A, Class A3, 5.41%, 2/22/28(b)	207,896
88,492	HPEFS Equipment Trust, Series 2024-1A, Class A2, 5.38%, 5/20/31(b)	88,533
600,000	Hyundai Auto Lease Securitization Trust, Series 2024-B, Class B, 5.56%, 8/15/28(b)	607,563
700,000	Hyundai Auto Receivables Trust, Series 2021-A, Class C, 1.33%, 11/15/27	697,383
168,494	Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.67%, 10/15/26(b)	167,769
410,000	Kubota Credit Owner Trust, Series 2025-2A, Class A2, 4.48%, 4/17/28(b)	410,961
425,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.43%, 12/15/28(b)	433,443
37,758	Lendbuzz Securitization Trust, Series 2022-1A, Class A, 4.22%, 5/17/27(b)	37,601
168,040	Lendbuzz Securitization Trust, Series 2024-2A, Class A2, 5.99%, 5/15/29(b)	169,477
550,000	Lendbuzz Securitization Trust, Series 2025-2A, Class A2, 5.18%, 5/15/30(b)	551,480
67,819	Marlette Funding Trust, Series 2023-3A, Class B, 6.71%, 9/15/33(b)	67,929
400,000	Marlette Funding Trust, Series 2024-1A, Class B, 6.07%, 7/17/34(b)	402,574
400,000	MMAF Equipment Finance LLC, Series 2019-B, Class A5, 2.29%, 11/12/41(b)	393,871
500,000	MMAF Equipment Finance LLC, Series 2020-BA, Class A5, 0.85%, 4/14/42(b)	497,724

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$750,000	Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 4/25/29(b)	$756,013
107,148	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, 7/15/27	106,750
750,000	Santander Drive Auto Receivables Trust, Series 2022-2, Class C, 3.76%, 7/16/29	744,805
342,035	Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95%, 1/17/28	343,244
725,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77%, 12/15/28	734,132
275,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.63%, 8/15/29	275,324
500,000	SBNA Auto Receivables Trust, Series 2025-SF1, Class B, 5.12%, 3/17/31(b)	500,068
450,000	Tesla Auto Lease Trust, Series 2023-A, Class B, 6.41%, 7/20/27(b)	450,650
395,000	Tesla Auto Lease Trust, Series 2023-B, Class B, 6.57%, 8/20/27(b)	396,939
108,229	Tesla Electric Vehicle Trust, Series 2023-1, Class A2A, 5.54%, 12/21/26(b)	108,369
480,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class C, 5.73%, 12/15/28(b)	484,639
287,333	Upstart Securitization Trust, Series 2024-1, Class A, 5.33%, 11/20/34(b)	287,858
500,000	Verizon Master Trust, Series 2023-1, Class C, 4.98%, 1/22/29	499,933
425,000	Verizon Master Trust, Series 2024-1, Class C, 5.49%, 12/20/28	425,821
579,468	Volkswagen Auto Lease Trust, Series 2024-A, Class A2A, 5.40%, 12/21/26	580,852
420,963	Volvo Financial Equipment LLC Series, Series 2024-1A, Class A2, 4.56%, 5/17/27(b)	420,750
220,000	Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48%, 9/15/27(b)	220,471
215,427	Westlake Automobile Receivables Trust, Series 2023-4A, Class A2, 6.23%, 1/15/27(b)	215,683
693,681	World Omni Auto Receivables Trust, Series 2021-D, Class A4, 1.10%, 11/15/27	686,718
760,000	World Omni Select Auto Trust, Series 2021-A, Class D, 1.44%, 11/15/27	752,192
225,000	World Omni Select Auto Trust, Series 2024-A, Class A3, 4.98%, 2/15/30	226,133

Total Asset Backed Securities		30,129,336
(Cost $30,023,088)
U.S. Treasury Obligations — 9.2%
U.S. Treasury Bills — 9.2%
1,750,000	U.S. Treasury Bill- When Issued, 4.25%, 7/3/25(d)	1,749,595
1,750,000	U.S. Treasury Bill- When Issued, 4.25%, 7/15/25(d)	1,747,184

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$2,500,000	U.S. Treasury Bill- When Issued, 4.26%, 7/8/25(d)	$2,497,984
2,000,000	U.S. Treasury Bill- When Issued, 4.26%, 7/29/25(d)	1,993,545
		7,988,308

Total U.S. Treasury Obligations		7,988,308
(Cost $7,988,083)
Collateralized Mortgage Obligations — 2.5%
100,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class M2, (SOFR30A + 1.700%), 6.01%, 5/25/44(a),(b)	100,454
840,000	HOMES Trust, Series 2025-AFC2, Class A1A, 5.47%, 6/25/60(b)	840,547
503,986	OBX Trust, Series 2023-NQM1, Class A1, 6.12%, 11/25/62(b),(e)	503,334
470,000	OBX Trust, Series 2025-NQM11, Class A1, 5.42%, 5/25/65(b)	470,931
300,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(b),(e)	280,193

Total Collateralized Mortgage Obligations		2,195,459
(Cost $2,217,089)

Commercial Paper — 6.9%
1,000,000	Alexandria Real Estate Equities, Inc., 4.69%, 7/18/25(f)	997,715
1,000,000	Alimentation Couche-Tard, Inc., 4.61%, 7/18/25(f)	997,653
1,000,000	CenterPoint Energy, Inc., 4.46%, 7/1/25(f)	999,875
1,000,000	Columbus Southern Power Co, 4.57%, 7/9/25(f)	998,854
1,000,000	Fiserv, Inc., 4.54%, 7/8/25(f)	998,975
1,000,000	Keurig Dr Pepper, Inc., 4.50%, 7/1/25(f)	999,873

Total Commercial Paper		5,992,945
(Cost $5,993,724)

Shares
Investment Company — 2.6%
2,273,418	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(g)	2,273,418

Total Investment Company		2,273,418
(Cost $2,273,418)

Total Investments		$86,520,690
(Cost $86,336,807) — 99.5%
Other assets in excess of liabilities — 0.5%		427,513
NET ASSETS — 100.0%		$86,948,203

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund  (cont.)

June 30, 2025 (Unaudited)
(a)	Floating rate note. Rate shown is as of report date.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(d)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(e)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(f)	The rate represents effective yield at the time of purchase.
(g)	Affiliated investment.

Abbreviations used are defined below:
GMTN - Global Medium Term Note
MTN - Medium Term Note
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SOFR30A - Secured Overnight Financing Rate 30 Day Average